REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS/RESTATEMENT - Cash flow (Details) - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (13,548,000)		$ (5,702,000)		$ (26,086,000)	$ (10,484,000)	$ (21,807,000)	$ (25,678,000)
JAWS Spitfire Acquisition Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Transaction costs allocated to warrant liabilities				$ 1,583,878
Net loss	$ (2,660,294)	$ 16,083,886		(1,767,451)	$ 13,423,592
Previously Reported [Member] | JAWS Spitfire Acquisition Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				(183,573)
Correction of negative balance in additional-paid-in capital | Restatement of warrants as derivative liabilities | JAWS Spitfire Acquisition Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Transaction costs allocated to warrant liabilities				1,583,878
Net loss				(1,583,878)
Class A Ordinary Share | JAWS Spitfire Acquisition Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				0
Class B Ordinary Share | JAWS Spitfire Acquisition Corporation
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss				$ 0